FAIR VALUE MEASUREMENTS AND DISCLOSURES, FAIR VALUE INPUTS, QUANTITATIVE INFORMATION (Details) (Level 3)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Appraisal Collateral - Appraisal Approach | Minimum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	5.00%	5.00%	5.00%
Appraisal Collateral - Appraisal Approach | Minimum | Foreclosed Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	15.00%	15.00%	15.00%
Appraisal Collateral - Appraisal Approach | Maximum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	30.00%	30.00%	30.00%
Appraisal Collateral - Appraisal Approach | Maximum | Foreclosed Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	15.00%	15.00%	15.00%
Appraisal Collateral - Appraisal Approach | Weighted Average | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	15.00%	14.00%	21.00%
Appraisal Collateral - Appraisal Approach | Weighted Average | Foreclosed Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	15.00%	15.00%	15.00%
Appraisal Collateral - Cost to Sell Approach | Minimum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	4.00%	6.00%	6.00%
Appraisal Collateral - Cost to Sell Approach | Minimum | Foreclosed Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	6.00%	6.00%	6.00%
Appraisal Collateral - Cost to Sell Approach | Maximum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	50.00%	50.00%	15.00%
Appraisal Collateral - Cost to Sell Approach | Maximum | Foreclosed Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	8.00%	7.00%	7.00%
Appraisal Collateral - Cost to Sell Approach | Weighted Average | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	12.00%	12.00%	12.00%
Appraisal Collateral - Cost to Sell Approach | Weighted Average | Foreclosed Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate (in hundredths)	7.00%	6.00%	6.00%